Schedule of Investments (unaudited) September 30, 2021	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
Ansell Ltd.	181,567	$4,411,599
Ensogo Ltd.(a)(b)	418,198	3

		4,411,602

Canada — 3.0%
TELUS Corp.	1,123,115	24,686,185

China — 2.2%
China Feihe Ltd.(c)	6,927,000	11,675,656
Enn Energy Holdings Ltd.	407,000	6,712,842

		18,388,498

Denmark — 2.8%
Novo Nordisk A/S, Class B	240,738	23,204,615

France — 8.5%
EssilorLuxottica SA	69,551	13,290,714
Kering SA	10,341	7,344,804
LVMH Moet Hennessy Louis Vuitton SE	14,424	10,331,386
Sanofi	274,973	26,470,002
Schneider Electric SE	76,658	12,767,686

		70,204,592

India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14, Cost: $2,637,143)(a)(d)	3,540	594,118

Ireland — 1.5%
Medtronic PLC(e)	97,653	12,240,803

Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	2,393,573	8,132,223

Portugal — 1.9%
EDP - Energias de Portugal SA	2,957,462	15,535,893

Singapore — 1.1%
DBS Group Holdings Ltd.	404,868	8,971,312

Spain — 1.5%
Amadeus IT Group SA(b)	187,496	12,331,944

Switzerland — 1.5%
TE Connectivity Ltd.(e)	89,803	12,322,768

Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd	1,303,000	26,948,754

United Kingdom — 20.3%
AstraZeneca PLC	185,779	22,389,663
BAE Systems PLC	1,181,873	8,951,571
Diageo PLC	436,211	21,119,159
Ferguson PLC	154,647	21,468,382
Prudential PLC	988,163	19,175,708
Reckitt Benckiser Group PLC	213,057	16,737,797
RELX PLC	1,014,815	29,376,428
Taylor Wimpey PLC	3,606,075	7,521,191
Unilever PLC	365,139	19,768,015

		166,507,914

United States — 50.3%
AbbVie, Inc.(e)(f)	251,885	27,170,835
American Tower Corp.(e)	42,738	11,343,093
Assurant, Inc.(e)	114,506	18,063,321

Security	Shares	Value

United States (continued)
Baker Hughes Co.(e)	268,619	$6,642,948
Bristol-Myers Squibb Co.(e)	361,261	21,375,813
Citizens Financial Group, Inc.(e)	479,994	22,550,118
Comcast Corp., Class A(e)	310,461	17,364,084
Estee Lauder Cos., Inc., Class A(e)	26,680	8,002,132
Fidelity National Information Services, Inc.(e)	175,153	21,312,617
Hasbro, Inc.(e)	169,569	15,128,946
Intercontinental Exchange, Inc.(e)	228,372	26,221,673
Intuit, Inc.(e)	27,667	14,926,623
Jackson Financial, Inc.(b)	24,704	642,304
Lockheed Martin Corp.(e)	35,426	12,225,513
M&T Bank Corp.(e)	111,794	16,695,316
Microsoft Corp.(e)(f)	113,316	31,946,047
Otis Worldwide Corp.(e)	150,550	12,387,254
Paychex, Inc.(e)	68,032	7,650,198
Philip Morris International, Inc.(e)	139,042	13,179,791
Progressive Corp.(e)	121,762	11,006,067
Raytheon Technologies Corp.(e)	159,777	13,734,431
Synchrony Financial(e)	249,125	12,177,230
Texas Instruments, Inc.(e)(f)	136,427	26,222,634
UnitedHealth Group, Inc.(e)(f)	62,598	24,459,543
Visa, Inc., Class A(e)	91,792	20,446,668

		412,875,199

Total Long-Term Investments — 99.5% (Cost: $699,697,471)		817,356,420

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	3,030,706	3,030,706

Total Short-Term Securities — 0.4% (Cost: $3,030,706)		3,030,706

Total Investments Before Options Written — 99.9% (Cost: $702,728,177)		820,387,126

Options Written — (0.6)%
(Premiums Received: $(7,300,204))		(4,873,434)

Total Investments, Net of Options Written — 99.3% (Cost: $695,427,973)		815,513,692

Other Assets Less Liabilities — 0.7%		5,653,496

Net Assets — 100.0%		$821,167,188

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $594,118, representing 0.1% of its net assets as of period end, and an original cost of $2,637,143.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$3,030,706	(a)	$—	$—	$—	$3,030,706	3,030,706	$658	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Raytheon Technologies Corp	220	10/01/21	USD	88.00	USD	1,891	$(1,650)
Texas Instruments, Inc.	145	10/01/21	USD	190.00	USD	2,787	(42,775)
AbbVie, Inc.	266	10/08/21	USD	113.00	USD	2,869	(5,453)
American Tower Corp.	166	10/08/21	USD	305.00	USD	4,406	(9,130)
Bristol-Myers Squibb Co.	236	10/08/21	USD	68.00	USD	1,396	(1,180)
Comcast Corp., Class A	258	10/08/21	USD	60.00	USD	1,443	(1,290)
Comcast Corp., Class A	85	10/08/21	USD	62.00	USD	475	(510)
Hasbro, Inc.	187	10/08/21	USD	100.00	USD	1,668	(10,285)
Microsoft Corp.	43	10/08/21	USD	305.00	USD	1,212	(409)
Philip Morris International, Inc.	313	10/08/21	USD	106.00	USD	2,967	(12,520)
Texas Instruments, Inc.	208	10/08/21	USD	195.00	USD	3,998	(36,192)
UnitedHealth Group, Inc.	24	10/08/21	USD	425.00	USD	938	(696)
Visa, Inc., Class A	103	10/08/21	USD	240.00	USD	2,294	(1,030)
Assurant, Inc.	274	10/15/21	USD	170.00	USD	4,322	(10,960)
Baker Hughes Co.	767	10/15/21	USD	24.00	USD	1,897	(97,792)
Bristol-Myers Squibb Co.	276	10/15/21	USD	66.25	USD	1,633	(2,464)
Citizens Financial Group, Inc.	558	10/15/21	USD	47.50	USD	2,621	(57,195)
Citizens Financial Group, Inc.	424	10/15/21	USD	45.00	USD	1,992	(109,180)
Comcast Corp., Class A	171	10/15/21	USD	60.00	USD	956	(1,967)
Comcast Corp., Class A	85	10/15/21	USD	62.50	USD	475	(298)
Estee Lauder Cos., Inc., Class A	122	10/15/21	USD	330.00	USD	3,659	(7,625)
Fidelity National Information Services, Inc.	103	10/15/21	USD	135.00	USD	1,253	(2,575)
Intercontinental Exchange, Inc.	390	10/15/21	USD	120.00	USD	4,478	(13,650)
Intuit, Inc.	72	10/15/21	USD	560.00	USD	3,884	(31,320)
Lockheed Martin Corp.	73	10/15/21	USD	365.00	USD	2,519	(4,380)
M&T Bank Corp.	391	10/15/21	USD	140.00	USD	5,839	(410,550)
Microsoft Corp.	172	10/15/21	USD	295.00	USD	4,849	(25,026)
Paychex, Inc.	374	10/15/21	USD	115.00	USD	4,206	(40,205)
Progressive Corp.	259	10/15/21	USD	100.00	USD	2,341	(7,770)
Raytheon Technologies Corp.	111	10/15/21	USD	85.00	USD	954	(25,641)
Synchrony Financial	307	10/15/21	USD	55.00	USD	1,501	(3,070)
TE Connectivity Ltd.	179	10/15/21	USD	155.00	USD	2,456	(2,685)
TE Connectivity Ltd.	225	10/15/21	USD	150.00	USD	3,087	(5,063)
UnitedHealth Group, Inc.	110	10/15/21	USD	430.00	USD	4,298	(6,160)
Visa, Inc., Class A	32	10/15/21	USD	240.00	USD	713	(944)
AbbVie, Inc.	616	10/22/21	USD	113.00	USD	6,645	(36,652)
American Tower Corp.	146	10/22/21	USD	300.00	USD	3,875	(8,760)
Bristol-Myers Squibb Co.	259	10/22/21	USD	67.72	USD	1,533	(3,120)
Comcast Corp., Class A	324	10/22/21	USD	61.00	USD	1,812	(3,888)
Fidelity National Information Services, Inc.	205	10/22/21	USD	130.50	USD	2,494	(14,926)
Hasbro, Inc.	190	10/22/21	USD	100.00	USD	1,695	(19,475)
Medtronic PLC	270	10/22/21	USD	135.00	USD	3,384	(14,445)
Microsoft Corp.	35	10/22/21	USD	305.00	USD	987	(3,063)
Raytheon Technologies Corp.	110	10/22/21	USD	86.00	USD	946	(24,255)
Texas Instruments, Inc.	224	10/22/21	USD	195.00	USD	4,306	(80,416)

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
UnitedHealth Group, Inc.	62	10/22/21	USD	415.00	USD	2,423	$(19,499)
Visa, Inc., Class A	164	10/22/21	USD	240.00	USD	3,653	(8,036)
Bristol-Myers Squibb Co.	309	10/29/21	USD	65.00	USD	1,828	(9,579)
Hasbro, Inc.	223	10/29/21	USD	103.00	USD	1,990	(52,962)
Philip Morris International, Inc.	312	10/29/21	USD	102.00	USD	2,957	(23,556)
Synchrony Financial	469	10/29/21	USD	50.00	USD	2,292	(99,662)
Texas Instruments, Inc.	36	10/29/21	USD	200.00	USD	692	(9,954)
Bristol-Myers Squibb Co.	391	11/05/21	USD	63.00	USD	2,314	(27,956)
Comcast Corp., Class A	341	11/05/21	USD	58.00	USD	1,907	(32,395)
Intuit, Inc.	80	11/05/21	USD	580.00	USD	4,316	(35,600)
Lockheed Martin Corp.	86	11/05/21	USD	360.00	USD	2,968	(32,465)
Medtronic PLC	169	11/05/21	USD	132.00	USD	2,118	(22,054)
Microsoft Corp.	4	11/05/21	USD	305.00	USD	113	(860)
Raytheon Technologies Corp.	277	11/05/21	USD	85.87	USD	2,381	(90,336)
UnitedHealth Group, Inc.	85	11/05/21	USD	420.00	USD	3,321	(34,127)
Visa, Inc., Class A	33	11/05/21	USD	235.00	USD	735	(8,465)
Fidelity National Information Services, Inc.	103	11/08/21	USD	134.00	USD	1,253	(11,340)
Baker Hughes Co.	767	11/10/21	USD	24.40	USD	1,897	(104,400)
Otis Worldwide Corp.	348	11/12/21	USD	90.50	USD	2,863	(15,779)
Synchrony Financial	594	11/12/21	USD	53.00	USD	2,903	(59,925)
Assurant, Inc.	355	11/19/21	USD	170.00	USD	5,600	(54,137)
Bristol-Myers Squibb Co.	154	11/19/21	USD	65.00	USD	911	(7,623)
Comcast Corp., Class A	133	11/19/21	USD	60.00	USD	744	(8,978)
Fidelity National Information Services, Inc.	377	11/19/21	USD	135.00	USD	4,587	(51,837)
Hasbro, Inc.	166	11/19/21	USD	95.00	USD	1,481	(31,202)
Intercontinental Exchange, Inc.	637	11/19/21	USD	120.00	USD	7,314	(98,735)
Microsoft Corp.	55	11/19/21	USD	300.00	USD	1,551	(23,650)
Progressive Corp.	288	11/19/21	USD	95.00	USD	2,603	(36,000)
TELUS Corp.	975	11/19/21	CAD	29.00	CAD	2,714	(15,396)
Visa, Inc., Class A	81	11/19/21	USD	240.00	USD	1,804	(18,023)
Microsoft Corp.	200	12/17/21	USD	305.00	USD	5,638	(97,000)

							$(2,340,171)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	51,000	10/05/21	GBP	57.60	GBP	2,973	$(68,786)
RELX PLC	Credit Suisse International	96,700	10/05/21	EUR	26.11	EUR	2,418	(1,401)
Schneider Electric SE	Morgan Stanley & Co. International PLC	32,300	10/05/21	EUR	156.33	EUR	4,648	(349)
Taylor Wimpey PLC	Goldman Sachs International	274,000	10/05/21	GBP	1.77	GBP	427	—
Astrazeneca PLC	Goldman Sachs International	18,400	10/07/21	GBP	88.40	GBP	1,648	(44,558)
Ferguson PLC	Goldman Sachs International	15,300	10/07/21	GBP	103.08	GBP	1,581	(26,594)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	8,900	10/07/21	EUR	668.00	EUR	5,519	(4,661)
Prudential PLC	Goldman Sachs International	101,900	10/07/21	GBP	15.18	GBP	1,483	(26,395)
RELX PLC	UBS AG	34,000	10/07/21	EUR	26.15	EUR	850	(856)
China Feihe Ltd.	JPMorgan Chase Bank N.A.	1,142,000	10/08/21	HKD	15.63	HKD	15,006	(1,107)
Taiwan Semiconductor Manufacturing Co. Ltd	Citibank N.A.	228,000	10/08/21	USD	602.31	USD	132,240	(7,738)
Taylor Wimpey PLC	Credit Suisse International	674,000	10/12/21	GBP	1.79	GBP	1,050	(9)
Otis Worldwide Corp	UBS AG	48,000	10/13/21	USD	93.03	USD	3,949	(541)
Unilever PLC	Morgan Stanley & Co. International PLC	29,700	10/13/21	GBP	42.44	GBP	1,189	(1,280)
Novo Nordisk A/S, Class B	Goldman Sachs International	47,000	10/14/21	DKK	644.42	DKK	29,206	(32,723)
Reckitt Benckiser Group PLC	Goldman Sachs International	43,700	10/14/21	GBP	56.63	GBP	2,548	(117,284)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	467,200	10/14/21	MXN	70.73	MXN	32,765	(20,157)
Ansell Ltd.	JPMorgan Chase Bank N.A.	14,300	10/15/21	AUD	41.96	AUD	489	(1)
Diageo PLC	UBS AG	74,400	10/15/21	GBP	37.01	GBP	2,683	(17,314)
Enn Energy Holdings Ltd.	Morgan Stanley & Co. International PLC	121,100	10/15/21	HKD	163.79	HKD	15,549	(370)
Prudential PLC	Goldman Sachs International	91,800	10/15/21	GBP	15.20	GBP	1,336	(43,554)
RELX PLC	Morgan Stanley & Co. International PLC	91,000	10/15/21	EUR	26.38	EUR	2,275	(5,330)

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
TELUS Corp.	Citibank N.A.	116,000	10/15/21	CAD	28.89	CAD	3,229	$(4,203)
BAE Systems PLC	UBS AG	205,400	10/19/21	GBP	5.96	GBP	1,161	(283)
China Feihe Ltd.	JPMorgan Chase Bank N.A.	696,000	10/19/21	HKD	15.09	HKD	9,145	(11,186)
Ferguson PLC	Goldman Sachs International	24,500	10/19/21	GBP	105.65	GBP	2,532	(29,199)
Taiwan Semiconductor Manufacturing Co. Ltd	Citibank N.A.	228,000	10/19/21	USD	602.31	USD	132,240	(27,283)
Diageo PLC	Credit Suisse International	76,400	10/20/21	GBP	35.92	GBP	2,755	(68,767)
PPR S.A	Goldman Sachs International	6,600	10/20/21	EUR	707.74	EUR	4,066	(11,285)
RELX PLC	Goldman Sachs International	100,000	10/20/21	EUR	25.92	EUR	2,500	(18,256)
Unilever PLC	UBS AG	53,700	10/20/21	GBP	40.12	GBP	2,151	(54,400)
Astrazeneca PLC	Goldman Sachs International	10,600	10/21/21	GBP	87.53	GBP	950	(44,922)
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	69,700	10/22/21	USD	44.79	USD	3,275	(203,513)
BAE Systems PLC	Goldman Sachs International	163,400	10/26/21	GBP	5.66	GBP	924	(8,517)
Dbs Group Holdings Ltd.	JPMorgan Chase Bank N.A.	132,200	10/26/21	SGD	30.72	SGD	4,008	(33,173)
Dbs Group Holdings Ltd.	JPMorgan Chase Bank N.A.	50,000	10/26/21	SGD	30.66	SGD	1,516	(13,327)
Ferguson PLC	Morgan Stanley & Co. International PLC	28,700	10/26/21	GBP	108.72	GBP	2,966	(8,930)
TELUS Corp.	Citibank N.A.	116,000	10/27/21	CAD	28.89	CAD	3,229	(10,483)
Amadeus IT Group SA	Goldman Sachs International	9,800	10/29/21	EUR	53.42	EUR	557	(47,923)
China Feihe Ltd.	JPMorgan Chase Bank N.A.	586,000	10/29/21	HKD	14.18	HKD	7,700	(32,084)
EDP - Energias de Portugal SA	UBS AG	230,500	10/29/21	EUR	4.85	EUR	1,045	(7,428)
Enn Energy Holdings Ltd.	JPMorgan Chase Bank N.A.	102,800	10/29/21	HKD	160.98	HKD	13,200	(4,445)
Essilorluxottica SA	Goldman Sachs International	9,300	10/29/21	EUR	175.47	EUR	1,539	(14,341)
Novo Nordisk A/S, Class B	Goldman Sachs International	61,300	10/29/21	DKK	646.33	DKK	38,092	(74,920)
Sanofi	UBS AG	49,700	10/29/21	EUR	84.38	EUR	4,129	(76,811)
Schneider Electric SE	Goldman Sachs International	2,200	10/29/21	EUR	157.59	EUR	317	(1,402)
Unilever PLC	Credit Suisse International	44,400	10/29/21	GBP	40.76	GBP	1,778	(37,544)
Astrazeneca PLC	Morgan Stanley & Co. International PLC	73,100	11/02/21	GBP	84.06	GBP	6,548	(616,416)
BAE Systems PLC	UBS AG	163,000	11/02/21	GBP	5.54	GBP	921	(16,828)
RELX PLC	Morgan Stanley & Co. International PLC	78,000	11/02/21	EUR	26.60	EUR	1,950	(10,732)
TELUS Corp.	Goldman Sachs International	78,700	11/03/21	CAD	29.00	CAD	2,191	(10,229)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	610,000	11/03/21	MXN	73.78	MXN	42,779	(11,639)
TELUS Corp.	Goldman Sachs International	97,200	11/05/21	CAD	28.25	CAD	2,706	(24,633)
Diageo PLC	UBS AG	45,500	11/10/21	GBP	35.59	GBP	1,641	(64,429)
EDP - Energias de Portugal SA	Credit Suisse International	230,500	11/10/21	EUR	4.75	EUR	1,045	(17,486)
Prudential PLC	Goldman Sachs International	152,200	11/10/21	GBP	14.64	GBP	2,215	(77,644)
Amadeus IT Group SA	UBS AG	55,800	11/11/21	EUR	59.16	EUR	3,174	(99,669)
EDP - Energias de Portugal SA	UBS AG	869,800	11/11/21	EUR	4.64	EUR	3,945	(104,884)
Essilorluxottica SA	UBS AG	22,000	11/11/21	EUR	169.86	EUR	3,641	(95,569)
Reckitt Benckiser Group PLC	UBS AG	1,200	11/11/21	GBP	59.47	GBP	70	(1,800)
RELX PLC	Morgan Stanley & Co. International PLC	55,300	11/11/21	EUR	25.59	EUR	1,383	(24,181)
Sanofi	UBS AG	46,600	11/11/21	EUR	84.87	EUR	3,872	(71,058)
Taylor Wimpey PLC	UBS AG	674,000	11/11/21	GBP	1.59	GBP	1,050	(20,433)

								$(2,533,263)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$4,411,599	$3	$4,411,602
Canada.	24,686,185	—	—	24,686,185
China	—	18,388,498	—	18,388,498
Denmark	—	23,204,615	—	23,204,615
France	—	70,204,592	—	70,204,592
India	—	—	594,118	594,118
Ireland	12,240,803	—	—	12,240,803
Mexico	8,132,223	—	—	8,132,223
Portugal	15,535,893	—	—	15,535,893
Singapore	—	8,971,312	—	8,971,312
Spain	—	12,331,944	—	12,331,944
Switzerland	12,322,768	—	—	12,322,768
Taiwan	—	26,948,754	—	26,948,754
United Kingdom	—	166,507,914	—	166,507,914
United States	412,875,199	—	—	412,875,199
Short-Term Securities
Money Market Funds	3,030,706	—	—	3,030,706

	$488,823,777	$330,969,228	$594,121	$820,387,126

Derivative Financial Instruments(a)
Liabilities
Equity Contracts.	$(2,097,806)	$ (2,775,628)	$—	$ (4,873,434)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

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